UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 1999
This Amendment :  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Marco Investment Management LLC
Address:   920 Atlanta Financial Center
	   3343 Peachtree Road
		 Atlanta, Georgia 30326

The institutional investment manager for this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting manager:

Name:      Steven S. Marco, CFA
Title:     Managing Director
Phone:     404-504-8601
Signature, Place, and Date of Signing:

Steven S. Marco           Atlanta, Georgia           May 14, 1999


Report Type:      13F HOLDINGS REPORT










FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          114

Form 13f Information Table Value Total:          $115,631,293










AON Corp COM 037389103"$30,192,071" "477,345" "477,345" 0 0 Marco "477,345"   0
Adtran Inc COM 00738A106 "$1,848,726" "112,470" "112,470" 0 0 Marco"112,470"   0
Aegis Communications Group  COM  00760B105  $453 500  500  0  0  Marco 500     0
Amazon.Com  COM 023135106 "$5,166"  30 30  0  0       Marco   30      0
America Online  COM  02364J104 "$85,260"  580  580  0  0       Marco   580     0
Amer Intl Gp Inc COM 026874107 "$1,093,104" "9,062" "9,062" 0 0 Marco "9,062" 0
AMT COM 0299122010 $19,640,842" "801,667" "801,667" 0 0 Marco "801,667"       0
Amgen Inc COM 031162100 "$1,141,095" "15,240" "15,240"  0  0  Marco"15,240"    0
Applied Cellular Tech COM 037931102 "$4,356" "2,050" "2,050" 0 0 Marco"2,050" 0
Arqule Inc. COM 04269E107 "$18,500" "4,000" "4,000" 0  0       Marco   "4,000" 0
At Home Corp - Ser A COM 045919107 "$9,450" 60 60 0   0       Marco   60      0
Autozone, Inc. COM 053332102 "$303,750" "10,000" "10,000" 0 0 Marco "10,000"   0
BankAmerica Corp. COM 06605F102 "$196,903" "2,788" "2,788" 0 0 Marco  "2,788" 0
BankBoston Corp. COM 06605R106 "$51,975" "1,200" "1,200" 0 0 Marco "1,200" 0
Bank Of Montreal COM 045919107 "$79,212" "1,968" "1,968" 0 0 Marco   "1,968" 0
BellSouth Corp COM 079860102 "$148,231" "3,700" "3,700" 0 0 Marco   "3,700" 0
Berkshire Hathaway  Cl B COM 084670207 "$42,318" 18 18 0 0   Marco   18      0
BISYS Group Inc COM 055472104 "$539,156" "9,585" "9,585" 0  0 Marco   "9,585" 0
Boeing Corp. COM 097023105 "$119,000" "3,500" "3,500" 0 0 Marco   "3,500" 0
BP Amoco COM 055622104 "$39,996" 396 396     0       0       Marco   396     0
Bristol Myers Squibb COM 110122108 "$64,125" "1,000" "1,000" 0 0 Marco "1,000" 0
Broadcom  COM 111320107  "$3,081"  50 50  0  0       Marco   50      0
Capital One Financial Corp COM 14040H105 "$6,040" 40 40 0 0 Marco   40      0
Capstead Mort  COM  04067E100 "$44,360" "8,253" "8,253" 0  0  Marco   "8,253" 0
Centen Healthcr COM 150937100 "$784,391" "88,382" "88,382" 0 0 Marco "88,382"
Centennial Tech COM  151392107 "$1,300" 2,000" ",000" 0 0   Marco "2,000" 0
Chase Manhat COM 16161A108 "$1,732,474" "21,290" "21,290" 0 0 Marco "21,290"   0
Chubb Corp. COM 171232101 "$23,425" 400 400 0       0       Marco   400     0
Cisco Sys Inc COM 17275R102 "$4,028,613" "36,770" "36,770" 0 0 Marco "36,770"  0
CitiGroup COM 172967101 "$7,107,435" "111,271" "111,271" 0 0 Marco "111,271"   0
Coca Cola COM 191216100 "$136,866" "2,230" "2,230" 0   0       Marco   "2,230" 0
Colgate-Palmolive COM 194162103 "$9,200" 100 100 0 0       Marco   100     0
Compaq  COM  204493100 "$1,655,672" "52,250" "52,250" 0 0 Marco "52,250"       0
Cousins Prop Inc. COM  222795106 "$68,929" "2,382" "2,382" 0 0  Marco "2,382" 0
Dell Computer COM 247025109 "$701,906" "17,172" "17,172" 0 0 Marco "17,172"   0
DLJ  COM 257661108 "$2,402,888" "34,450" "34,450" 0 0  Marco   "34,450"        0
Duke Energy Corp. COM  264399106 "$2,467" 45 45 0 0   Marco   45      0
EMC Corp. COM 268648102 "$2,279,060" "17,840" "17,840" 0 0 Marco "17,840"      0
Eastman Chemical Co. COM 277432100 "$4,206" 100 100 0  0       Marco   100     0
Eli Lily & Co.  COM 532457108 "$40,316" 475 475 0  0       Marco   475     0
Esquire Comm Ltd. COM 296658305 "$1,484" 250 250 0  0       Marco   250     0
Exxon Corp. COM 302290101 "$74,091" "1,050" "1,050" 0  0 Marco  "1,050" 0
FDX Corp. COM 31304N107 "$1,097,400" "11,800" "11,800" 0  0 Marco "11,800"    0
Fannie Mae  COM 313586109 "$27,700" 400  400 0  0       Marco   400     0
First Data Corp. COM 319963104 "$42,750" "1,000" "1,000" 0 0 Marco "1,000" 0
Ford Motor Co.  COM 345370100 "$3,968" 70 70 0 0 Marco   70      0
Gables Resident Trst COM 362418105 "$89,351" "4,073" "4,073" 0 0 Marco "4,073" 0
General Elec COM 369604103 "$1,954,744" "17,670" "17,670"  0 0 Marco "17,670"  0
Genuine Parts Co. COM 372460105 "$14,406" 500 500  0   0       Marco   500     0
Gillette Co.  COM 375766102 "$1,613,728" "27,150" "27,150"  0 0 Marco "27,150  0
H S Resources Inc. COM 404297103 "$15,750" "1,800" "1,800" 0 0 Marco   "1,800" 0
Hegco Canada Inc. COM  403918105 "$1,100" "2,000" "2,000" 0 0 Marco   "2,000" 0
Hershey Foods  COM  427866108 "$414,863" "7,400" "7,400" 0 0  Marco   "7,400" 0
Hewlett Packard  COM 428236103 "$20,344" 300 300 0  0  Marco   300     0
Home Depot COM  437076102 "$2,138,288" "34,350" "34,350"  0  0 Marco "34,350" 0
Hyperion 1999 Term Trust  COM 448913103 "$3,937" 543 543 0 0 Marco 543     0
Intel Corp. COM 458140100 "$1,836,262" "15,447" "15,447" 0 0 Marco "15,447"    0
Intermet Corp.  COM 45881K104  $535  40  40  0   0       Marco   40      0
JTS Corp.  COM  465940104  $60 "6,000" "6,000" 0       0       Marco   "6,000" 0
Johnson & Johnson COM 478160104 "$37,400" 400  400  0  0       Marco   400     0
LSI Logic Corp. COM 502161102 "$9,356" 300 300 0  0       Marco   300     0
Lockheed Martin COM  539830109 "$362,400" "9,600" "9,600" 0 0  Marco "9,600" 0
Lucent Tech COM 549463107 "$1,833,408" "16,976" "16,976" 0  0 Marco "16,976"  0
MCI WorldCom COM 55268B106 "$1,544,264" "17,437" "17,437" 0 0 Marco "17,437"   0
McDonalds Corp. COM 580135101 "$72,500" "1,600" "1,600" 0 0 Marco "1,600" 0
McKesson HBOC COM 58155Q103 "$778,998" "11,803" "11,803" 0 0 Marco "11,803"    0
MediaOne Group  COM  58440J104 "$7,930" 125 125  0 0 Marco   125     0
Medimmune Inc.  COM 584699102 $6,511" 110 110  0 0       Marco   110     0
Medirisk COM 584974109 "$807,454" "215,321" "215,321" 0 0 Marco "215,321"      0
Medtronic COM 585055106 "$1,278,800" "17,792" "17,792" 0 0  Marco "17,792"     0
Merck & Co COM 589331107 "$1,626,858" "20,304" "20,304" 0  0  Marco "20,304"   0
Metrotrans COM 592665103 "$198,519" "69,050" "69,050"  0 0 Marco "69,050" 0
Microsoft COM 594918104 "$1,282,534" "14,310" "14,310" 0 0 Marco "14,310"      0
Mobil Corp. COM 607059102 "$668,800" "7,600" "7,600" 0 0  Marco   "7,600" 0
Morgan Stanley DW COM 617446448 "$215,365" "2,155" "2,155" 0  0  Marco "2,155" 0
National Discount Brokers  COM 635646102 "$14,063"  500 500 0 0  Marco 500     0
Natl Ser Ind COM 637657107 "$2,425,488" "71,207" "71,207" 0 0  Marco "71,207"  0
Net Bank Inc.   COM  640933107 "$54,400"  800 800 0 0       Marco   800     0
Nextel Comm  COM  65332V103 "$18,313" 500 500   0  0       Marco   500     0
Nike Inc. COM 654106103 "$252,094" "4,370" "4,370" 0 0 Marco "4,370" 0
racle Corp. COM 68389X105 "$1,595,734" "60,502" "60,502" 0 0 Marco"60,502"    0
PSS World Medical Inc.  COM 69366A103 "$2,644"  300 300 0  0   Marco   300     0
Peerless System Corp  COM 705536100 "$6,800"  800 800 0  0     Marco   800     0
Peoplesoft Inc. COM  712713106  "$130,163" "8,900" "8,900" 0 0 Marco  "8,900" 0
Pepsico Inc.  COM  713448108  "$15,675"  400 400  0  0   Marco   400     0
Pfizer Inc. COM  717081103  "$65,213"  470  470  0     0       Marco   470     0
Philip Morris Companies COM 718154107 "$8,762"  249 249 0 0    Marco   249     0
Phillips Petroleum  COM 718507106 "$109,100" "2,309" "2,309" 0 0 Marco "2,309" 0
Phys Spec Corp COM 718934102  "$33,750" "5,000" "5,000" 0  0 Marco "5,000" 0
Post Prop Inc. COM  737464107 "$123,975" "3,420" "3,420" 0 0  Marco "3,420" 0
Premier Bancshares Inc. COM  739909109 "$372,781"  "18,875" "18,875" 00
Procter&Gamble COM 742710109 "$1,591,974" 16,255" "16,255" 0 0 Marco "16,255"  0
QLogic Corp  COM 747277104  "$5,370"  80 80 0  0  Marco   80      0
Qwest Communications Intl COM 749121109 "$5,768"  80  80  0  0 Marco   80      0
SBC Comm Inc COM 78387G103 "$1,488,766" "31,550" "31,550" 0 0 Marco "31,550"   0
Schering Plgh COM 806605101 "$2,050,328" "37,110" "37,110" 0 0 Marco "37,110"  0
Schlumberger COM 806857108 $1,237,154" "20,555" "20,555" 0 0 Marco"20,555"     0
Snyder Comm COM 832914105 "$4,394,605" "157,654" "157,654" 0 0 Marco "157,654 0
State Street  Corp  COM 857477105 "$10,281" 125 125 0 0       Marco   125     0
Sun Microsys COM 866810104"$1,262,506" "10,095" "10,095" 0 0 Marco "10,095"  0
Suntrust Banks COM  867114103 "$399,085" "6,411" "6,411" 0 0 Marco "6,411" 0
Synovus Financial Corp. COM  87161C105 "$3,998" 195 195 0  0   Marco   195     0
TMP Worldwode Inc.  COM 872941109 "$7,778" 120 120 0 0 Marco 120 0
TeErayon Comm Sys COM 880775101 "$6,000" 150 150 0 0 Marco 150    0
"Texaco, Inc."  COM     881694103  "$28,375" 500 500 0  0   Marco   500     0
The Southern Company  COM 842587107 "$27,975" "1,200" "1,200" 0 0 Marco"1,200" 0
The W Disney Co COM 254687106 "$985,729" "31,670" "31,670" 0 0 Marco "31,670"  0
Tricon Global Restaurant Inc.  COM 895953107 "$2,810" 40 40  0  0  Marco 40    0
Tultex Corp.  COM  899900104  $375 600  600  0  0   Marco   600     0
Tyco International  COM 902124106 "$23,104"  322  322  0  0   Marco   322     0
U.S. Technologies  COM 91272D309 "$19,500" 50000  50000  0  0 Marco   50000   0
Vitesse Semiconductor Corp  COM 928497106 "$5,063" 100 100  0 0 Marco  100     0
Xerox   COM  984121103 "$104,250" 2000  2000  0 0 Marco  2000  0
Yahoo! Inc. COM 984332106 3,368"  20 20  0       0       Marco   20      0

Total Market Value                      "$115,631,293"